Research and Development, Net	12 Months Ended
Dec. 31, 2020
Research and Development [Abstract]
RESEARCH AND DEVELOMENT, NET

NOTE 11 - RESEARCH AND DEVELOMENT, NET

	Year ended
	December 31,
	2020	2019	2018
	USD in thousands

Payroll and related expenses (*)	5,922	5,679	5,793
Subcontracted work and consulting	1,534	3,123	1,744
Share-based payments to service provider	67	37	43
Rent and office maintenance	671	720	629
Travel expenses	54	236	76
Other	415	492	393
Sales of prototypes	(100)	(77)	(40)
	8,563	10,210	8,638

(*)	Includes share-based payment of $402, $531 and $578 in 2020, 2019 and 2018, respectively.